Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000242775 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Treasury Cash Reserves
Class Name	Select Shares
Trading Symbol	UTEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Treasury Cash Reserves (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Material Change Date	Jul. 01, 2025
Net Assets	$ 61,982,849,947
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 40,946,260
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,982,849,947
Number of Investments	42
Total Advisory Fees Paid	$40,946,260

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
On May 15, 2025, the Fund’s Board of Trustees approved a 0.01% increase in the shareholder services fee charged on the Fund’s Select Shares class. Accordingly, effective July 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Material Fund Change Expenses [Text Block]
On May 15, 2025, the Fund’s Board of Trustees approved a 0.01% increase in the shareholder services fee charged on the Fund’s Select Shares class. Accordingly, effective July 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026172 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Treasury Cash Reserves
Class Name	Institutional Shares
Trading Symbol	UTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Treasury Cash Reserves (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 61,982,849,947
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 40,946,260
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,982,849,947
Number of Investments	42
Total Advisory Fees Paid	$40,946,260

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000242774 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Treasury Cash Reserves
Class Name	Advisor Shares
Trading Symbol	UTVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Treasury Cash Reserves (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Net Assets	$ 61,982,849,947
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 40,946,260
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,982,849,947
Number of Investments	42
Total Advisory Fees Paid	$40,946,260

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026171 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Treasury Cash Reserves
Class Name	Service Shares
Trading Symbol	TISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Treasury Cash Reserves (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 61,982,849,947
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 40,946,260
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,982,849,947
Number of Investments	42
Total Advisory Fees Paid	$40,946,260

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000242773 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Treasury Cash Reserves
Class Name	Administrative Shares
Trading Symbol	UTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Treasury Cash Reserves (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 61,982,849,947
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 40,946,260
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,982,849,947
Number of Investments	42
Total Advisory Fees Paid	$40,946,260

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000242772 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Treasury Cash Reserves
Class Name	Premier Shares
Trading Symbol	UTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Treasury Cash Reserves (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Net Assets	$ 61,982,849,947
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 40,946,260
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,982,849,947
Number of Investments	42
Total Advisory Fees Paid	$40,946,260

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)